SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit		$ (30,421)	$ (28,879)
Total net revenues		156,498	140,803	$ 108,513
Franchise fees
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues		$ 14,365	$ 13,537	$ 12,425
Franchising fees
Number of performance obligations | item		2
Franchise fees | Minimum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)		7 months
Franchise fees | Maximum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)		8 months
ASC 606
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Accumulated deficit	$ 931
Total net revenues	$ 1,151